As filed with the Securities and Exchange Commission on July 14, 2022

Securities Act File No. 33-46973

Investment Company Act File No. 811-6625

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 121	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 122	☒

(Check appropriate box or boxes.)

THE PAYDEN & RYGEL INVESTMENT GROUP

(formerly P & R Investment Trust)

(Exact name of Registrant as Specified in Charter)

333 South Grand Avenue, 40th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

(213) 625-1900

(Registrant’s Telephone Number, Including Area Code)

Edward S. Garlock, Esq.

333 South Grand Avenue, 40th Floor

Los Angeles, California 90071

(213) 625-1900

(Name and Address of Agent for Service)

Copy to:

Arthur L. Zwickel, Esq.

Paul Hastings LLP

515 S. Flower St., Los Angeles, California 90071

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 16, 2022 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until August 16, 2022, the effectiveness of the registration statement for the Payden Securitized Income Fund, a series of the Registrant (the “Fund”), filed in Post-Effective Amendment No. 120 (“PEA No. 120”) on May 3, 2022, pursuant to paragraph (a) of Rule 485 of the 1933 Act. No other series of the Registrant is affected by the filing. Since no other changes are intended to be made to PEA No. 120 by means of this filing, Parts A, B and C of PEA No. 120 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Fund is incorporated herein by reference to Part A of PEA No. 120.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of PEA No. 120.

PART C – OTHER INFORMATION

The Part C for the Fund is incorporated herein by reference to Part C of PEA No. 120.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 121 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, State of California, on the 14th day of July, 2022.

THE PAYDEN & RYGEL INVESTMENT GROUP

By:	/s/ Mary Beth Syal
Mary Beth Syal
Chief Operating Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 121 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Mary Beth Syal Mary Beth Syal	Principal Executive Officer Chief Operating Officer	July 14, 2022

/s/ Rosemarie T. Nassif* Rosemarie T. Nassif	Trustee	July 14, 2022

/s/ Andrew J. Policano* Andrew J. Policano	Trustee	July 14, 2022

/s/ Dennis C. Poulsen* Dennis C. Poulsen	Trustee	July 14, 2022

/s/ Thomas McKernan, Jr.* Thomas McKernan, Jr.	Trustee	July 14, 2022

/s/ Stender E. Sweeney* Stender E. Sweeney	Trustee	July 14, 2022

/s/ W. D. Hilton, Jr.* W. D. Hilton, Jr.	Trustee	July 14, 2022

/s/ Asha B. Joshi* Asha B. Joshi	Trustee	July 14, 2022

/s/ Jordan H. Lopez* Jordan H. Lopez	Trustee	July 14, 2022

/s/ Stephanie Bell - Rose* Stephanie Bell - Rose	Trustee	July 14, 2022

/s/ Brian W. Matthews* Brian W. Matthews	Principal Financial and Chief Financial Officer	July 14, 2022

By:	/s/ Mary Beth Syal
Mary Beth Syal
Attorney-In-Fact